Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2013	Apr. 15, 2013
Condensed Consolidated and Combined Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	12,003,597	1,000
Common stock, shares outstanding	12,003,597	1,000